Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Components of Provision for Income Tax and Income Before Income Tax
Statutory Canadian tax rate	28.00%	30.50%	32.80%
Expected income tax provision	$ 423	$ 1,414	$ 1,072
Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election			(145)
Investment tax credits	(138)	(138)	(101)
Manufacturing and processing activities	(21)	(71)	(52)
Non-deductible goodwill impairment	90
Foreign tax rate differences	12	15	5
Other differences	(19)	13	30
Provision for income taxes	347	1,233	809
Income Before Income Taxes
Canadian	1,272	4,279	2,999
Foreign	239	364	267
Provision for (recovery of) income taxes	1,511	4,644	3,266
Current
Canadian	176	1,059	696
Foreign	181	83	62
Deferred
Canadian	34	57	21
Foreign	(44)	34	30
Provision for (recovery of) income taxes	347	1,233	809
Assets
Non-deductible reserves	216	225
Tax loss carryforwards	30	36
Unrealized losses on financial instruments		5
Other tax carryforwards	30	18
Deferred income tax assets	276	284
Liabilities
Property, plant and equipment	(282)	(318)
Research and development	(17)	(13)
Unrealized gains on financial instruments	(12)
Deferred income tax liabilities	(311)	(331)
Net deferred income tax asset (liability)	(35)	(47)
Deferred income tax asset - current	197	229
Deferred income tax liability - long-term	(232)	(276)
Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
Beginning Balance	164
Increase for tax positions of prior years	15
Settlement of tax positions	(8)
Expiration of statute of limitations	(24)
Other	(1)
Ending Balance	$ 146	$ 164